Consolidated cash flow statements (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated cash flows statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 20.5	$ 7.4	$ 22.2